Earnings per Share (Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,278,950	1,277,209	1,276,072
Effect of stock options and restricted shares	3,106	2,572	925
Weighted average number of ordinary shares used in computation of the diluted earnings per share	1,282,056	1,279,781	1,276,997